Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The following tables set forth by level, within the fair value hierarchy, the assets and liabilities carried at fair value on a recurring basis for the periods presented:

	Fair Value Measurements as of December 31, 2019
(in thousands)	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents—money market funds	$14,420	—	—	$14,420

Total	$14,420	—	—	$14,420

Money market funds were valued by the Company based on quoted market prices. There were no transfers among Level 1, Level 2, or Level 3 categories during the periods presented.

The fair value of the liability recognized in connection with the contingent success fee associated with the Loan Agreement (see Note 6) was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the liability was determined using the probability-weighted expected return method (“PWERM”), which considered as inputs the probability of occurrence of a specified liquidity event, the expected timing of a liquidity event, the amount of the success fee and a risk-adjusted discount rate. The initial fair value of the liability was de minimis due to the low probability of the events probable of triggering payment. As of September 21, 2020, the closing date of the IPO, the event occurred and the probability increased to 100% and the discount rate was assessed to be 0%. Based on these inputs, the Company determined that the fair value of the derivative liability was $0.5 million as of September 21, 2020. Following the completion of the IPO, the success fee of $0.5 million was paid in September 2020.

Table of Contents

The following table presents a roll-forward of the aggregate fair value of the success fee obligation for which fair value is determined by Level 3 inputs:

(in thousands)	Success Fee Obligation
Balance—January 1, 2020	$—
Initial fair value of success fee obligation	—
Change in fair value	450
Settlement of derivative instrument	(450)

Balance—September 30, 2020	$—

Financial instruments not recorded at fair value

The carrying values of cash, cash equivalents, accounts payable and accrued expenses that are reported on the balance sheets approximate their fair value due to the short-term nature of these assets and liabilities. The carrying value of the long-term debt at September 30, 2020 approximates fair value given that the debt was issued in February 2020 and settled in October 2020 at amounts that approximate the carrying value.

3. Fair value measurements

The following tables set forth by level, within the fair value hierarchy (see Note 2), the assets and liabilities carried at fair value on a recurring basis for the periods presented:

(in thousands)	Fair value measurements as of December 31, 2018
	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents—money market funds	$7,005	—	—	$7,005

Total	$7,005	—	—	$7,005

Liabilities:
Preferred stock tranche obligations	$—	—	$3,375	$3,375

Total	$—	—	$3,375	$3,375

(in thousands)	Fair value measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents—money market funds	$14,420	—	—	$14,420

Total	$14,420	—	—	$14,420

Money market funds were valued by the Company based on quoted market prices. There were no transfers among Level 1, Level 2, or Level 3 categories during the periods presented.

The fair value of the preferred stock tranche obligations in connection with the unfunded tranches associated with the Series A Preferred Stock Purchase Agreement (see Note 8) was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the preferred stock tranche obligations was determined by considering as inputs the future value of the Series A Preferred Stock, the difference between the future value of the Series A Preferred Stock and the contract price, the number of shares underlying the contract, the probability of achieving the funding of the tranches, expected timing of the tranche closing and the discount rate. The future value of Series A Preferred Stock was estimated by calibrating, or backsolving, to the price of the Series A Preferred Stock as set forth in the Series A Preferred Stock Purchase Agreement. The contractual price of the shares to be issued in addition to the number of shares underlying the contract are both provided for by the Series A Preferred Stock Purchase Agreement. The probability of achieving the funding of the tranches and the expected timing of those closings were estimates made by the Company. The discount rate was equal to the risk-free rate for the estimated timing of each tranche closing.

The fair value of the liability recognized in connection with the contingent success fee associated with the Loan Agreement (see Note 6) was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The fair value of the liability was determined using the probability-weighted expected return method (“PWERM”), which considered as inputs the probability of occurrence of a specified liquidity event, the expected timing of a liquidity event, the amount of the success fee and a risk-adjusted discount rate. The initial fair value of the liability was de minimis due to the low probability of the events probable of triggering payment.

Table of Contents

The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs:

(in thousands)	Preferred stock tranche obligations	Success fee obligation
Balance—January 1, 2018	$—	$—
Initial fair value of preferred stock tranche obligations	3,354	—
Change in fair value	21	—

Balance—December 31, 2018	3,375	—
Settlement of Tranche Right I	1,621	—
Change in fair value	1,323	—
Reclassification of Tranche Right II to equity	(6,319)	—

Balance—December 31, 2019	—	—

Financial instruments not recorded at fair value

The carrying values of cash, cash equivalents, accounts payable and accrued expenses that are reported on the balance sheets approximate their fair value due to the short-term nature of these assets and liabilities.